ACCRUED EXPENSES AND OTHER LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)
Current:
Accrued payroll and welfare expenses	$ 868,646		$ 531,409
Payables to corporate clients in relation to ESOP management services	314,385		870,283
Tax payables	267,619		494,744
Accrued advertising and promotion fee	72,137		152,305
Accrued professional fee	31,083		22,066
Stamp duty, trading levy and trading fee payables	26,597		19,447
Payables in relation to acquisition	19,196
Temporary payables in relation to fund distribution services	18,725		48,240
Accrued market information and data fee	13,445		12,832
Contract liabilities - current	1,225		3,058
Refund from depositary bank - current	2,773		2,773
Others	70,328		19,056
Total	1,706,159	$ 218,696	2,176,213
Non-current:
Contract liabilities - non-current	4,590		5,910
Refund from depositary bank - non-current	1,616		4,389
Deferred tax liabilities	7,414		636
Total	$ 13,620	$ 1,746	$ 10,935